Leases Future Minimum Lease Payments Under 840 (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Future Minimum Lease Payments Under 840 [Abstract]
Operating Leases, Rent Expense	$ 375	$ 300
Operating Leases, Future Minimum Payments Due, Next Twelve Months	312
Operating Leases, Future Minimum Payments, Due in Two Years	270
Operating Leases, Future Minimum Payments, Due in Three Years	221
Operating Leases, Future Minimum Payments, Due in Four Years	186
Operating Leases, Future Minimum Payments, Due in Five Years	152
Operating Leases, Future Minimum Payments, Due Thereafter	939
Operating Leases, Future Minimum Payments Due	$ 2,080